Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin U.S. Core Equity (IU) Fund
Average Annual Return, Percent	16.70%	15.94%		15.94%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin International Core Equity (IU) Fund
Average Annual Return, Percent	12.96%	10.61%		9.84%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Emerging Market Core Equity (IU) Fund
Average Annual Return, Percent	18.74%	6.24%	6.72%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%	15.19%		15.01%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	14.73%	9.11%		8.44%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	14.73%	9.11%	7.99%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%		15.70%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	13.35%	10.89%		9.48%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	17.87%	5.85%	6.76%